Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000048850_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%
C000048850_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.86%
C000048850_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.32%
C000235223_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%
C000235223_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.98%
C000235227_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%
C000235227_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.98%
C000235224_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%
C000235224_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.98%
C000235226_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%
C000235226_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.98%
C000235225_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%
C000235225_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.98%
C000235228_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%
C000235228_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.98%
C000131781_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.31%
C000131781_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.09%
C000131781_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.38%
C000200825_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%
C000200825_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.86%
C000200825_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.62%
C000235216_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%
C000235216_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.98%
C000235213_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%
C000235213_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%
C000245667_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%
C000245667_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000048850_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%
C000048850_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.04%
C000048850_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.58%
C000048850_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%
C000048850_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.72%
C000048850_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.39%
C000235223_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000235223_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%
C000235223_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%
C000235223_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%
C000235227_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000235227_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.94%
C000235227_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%
C000235227_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%
C000235224_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.12%
C000235224_ClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%
C000235224_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%
C000235224_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.59%
C000235224_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%
C000235224_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%
C000235226_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%
C000235226_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%
C000235226_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%
C000235226_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%
C000235225_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%
C000235225_ClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.82%
C000235225_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.55%
C000235225_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.82%
C000235225_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%
C000235225_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%
C000235228_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.12%
C000235228_ClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%
C000235228_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%
C000235228_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.59%
C000235228_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%
C000235228_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%
C000131781_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%
C000131781_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.55%
C000131781_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.62%
C000131781_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.83%
C000131781_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.53%
C000131781_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.61%
C000200825_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.57%
C000200825_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.13%
C000200825_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.79%
C000200825_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%
C000200825_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.72%
C000200825_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.68%
C000235216_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%
C000235216_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.91%
C000235216_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%
C000235216_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.99%
C000235213_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%
C000235213_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%
C000235213_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000235213_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.95%
C000235213_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.50%
C000235213_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%
C000245667_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%
C000245667_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.60%
C000245667_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
C000245667_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.44%
C000245667_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.50%
C000245667_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.75%